Derivative Liabilities (Details) - Schedule of Fair Value of the Derivative Warrant Liability $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Schedule of Fair Value of the Derivative Warrant Liability [Abstract]
Balance as of December 31, 2022	$ (2,216)
Change in fair value	341
Balance as of June 30, 2023	$ (1,875)